STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Merger with Cerro Mining Corporation	Founders	Ives Health Company	The Health Club	Payment of Ives Debt	Related party Promissory Notes	Service	Convertible Debentures	Cash	Payment of Debt	MPI settlement costs	Indemnification Cost	Joint Venture	Common Stock	Preferred Stock	Clear Image Shareholders under Short Form Merger	Issuance During Period 1st Third Party	Issuance During Period 2nd Third Party	Common Stock	Common Stock Merger with Cerro Mining Corporation	Common Stock Founders	Common Stock Ives Health Company	Common Stock The Health Club	Common Stock Payment of Ives Debt	Common Stock Related party Promissory Notes	Common Stock Service	Common Stock Convertible Debentures	Common Stock Cash	Common Stock Subscription Receivable	Common Stock Payment of Debt	Common Stock MPI settlement costs	Common Stock Indemnification Cost	Common Stock Joint Venture	Common Stock	Common Stock Clear Image Shareholders under Short Form Merger	Common Stock Issuance During Period 1st Third Party	Common Stock Issuance During Period 2nd Third Party	Paid-In Capital	Paid-In Capital Merger with Cerro Mining Corporation	Paid-In Capital Ives Health Company	Paid-In Capital The Health Club	Paid-In Capital Payment of Ives Debt	Paid-In Capital Related party Promissory Notes	Paid-In Capital Service	Paid-In Capital Convertible Debentures	Paid-In Capital Cash	Paid-In Capital Subscription Receivable	Paid-In Capital Payment of Debt	Paid-In Capital MPI settlement costs	Paid-In Capital Indemnification Cost	Paid-In Capital Joint Venture	Paid-In Capital Common Stock	Paid-In Capital Preferred Stock	Paid-In Capital Clear Image Shareholders under Short Form Merger	Paid-In Capital Issuance During Period 1st Third Party	Paid-In Capital Issuance During Period 2nd Third Party	Deficit Accumulated during the Development Stage	Subscription Receivable	Subscription Receivable	Preferred Stock	Preferred Stock
Beginning Balance at Aug. 15, 1996
Stock issued (in shares)																						7,000,000				64,500	90,499										578,000	218,569
Stock issued			$ 7,000				$ 129,000	$ 173,427										$ 574,477	$ 353,720			$ 7,000				$ 65	$ 90										$ 578	$ 219						$ 128,935	$ 173,337											$ 573,899	$ 353,501
Subscriptions Receivable (in shares)																				52,757
Subscriptions Receivable	(69,800)																			53																			69,747
Net Income (Loss)	(795,376)																																																									(795,376)
Stock issued (in shares)																					531,000
Stock issued		300																			531																			(231)
Stock issued (in shares)																							311,240	35,000
Stock issued				311,261	35,000																		311	35																	310,951	34,965
Stock Issued in Conversion of debt (in shares)																									18,513			102,673
Stock Issued in Conversion of debt						27,000			75,000																19			103															26,981			74,897
Ending Balance at Dec. 31, 1997	890,808																			9,003																			1,746,982																			(795,376)	(69,800)
Ending Balance (in shares) at Dec. 31, 1997																				9,002,751
Stock issued (in shares)																										350,000	988,007		50,000
Stock issued							350	574,549		91,000																350	988		50																573,560		90,950
Certificates canceled: (in shares)																				(91,572)
Certificates canceled:	(40,265)																			(92)																			(40,173)
Options exercised (in shares)																											24,133		545,867
Options exercised								18,100		359,900																	24		546																18,076		359,354
Value of Services Contributed by Officer and Employees	114,154																			114,154
Compensation Cost for Stock Options Granted To Non-Employees	918,187																																						918,187
Cancellation of Subscriptions Receivable from related party	69,800																																																										69,800
Net Income (Loss)	(2,584,383)																																																									(2,584,383)
Stock Issued in Conversion of debt (in shares)																									44,827			548,574
Stock Issued in Conversion of debt						55,000			275,000																45			549															54,955			274,451
Ending Balance at Dec. 31, 1998	742,201																			11,463																			4,110,497																			(3,379,759)	0
Ending Balance (in shares) at Dec. 31, 1998																				11,462,587
Stock issued (in shares)																											164,069		390,693
Stock issued								166,743		342,424																	164		390																166,579		342,034
Less: Issue Costs	(16,743)																																						(16,743)
Options exercised (in shares)																				300,000
Options exercised	150,000																			300																			149,700
Value of Services Contributed by Officer and Employees	280,000																																						280,000
Compensation Cost for Stock Options Granted To Non-Employees	89,728																																						89,728
Net Income (Loss)	(4,014,555)																																						(1,014,555)
Ending Balance at Dec. 31, 1999	739,798																			12,317																			5,121,795																			(4,394,314)	0
Ending Balance (in shares) at Dec. 31, 1999																				12,317,349
Stock issued (in shares)																				862,776
Stock issued	250,388																			863																			249,525
Less: Issue Costs	405,000																																						405,000
Net Income (Loss)	(1,347,859)																																																									(1,347,859)
Ending Balance at Dec. 31, 2000	47,327																			13,180																			5,776,320																			(5,742,173)	0
Ending Balance (in shares) at Dec. 31, 2000																				13,180,125
Stock issued (in shares)																											450,000		6,558,333	3,650,000	50,000
Stock issued								422,450		1,604,700	7,500																450		6,558	3,650	50														422,000		1,598,142	543,850	7,450											(547,500)
Less: Issue Costs	(85,575)																																						(85,575)
Compensation Cost of stock issued and options granted for services (in shares)																				200,000
Compensation Cost of stock issued and options granted for services	1,487,700																			200																			1,487,500
Compensation Cost of stock issued and options granted for services to be amortized	(1,048,754)																																						(1,048,754)
Net Income (Loss)	(2,199,085)																																						(2,199,085)
Ending Balance at Dec. 31, 2001	236,263																			24,088																			8,700,933																			(7,941,258)	(547,500)
Ending Balance (in shares) at Dec. 31, 2001																				24,088,458
Stock issued (in shares)																				3,625,000
Stock issued	362,500																			3,625																			358,875
Options exercised (in shares)																				2,006,822
Options exercised																				2,007																			(2,007)
Compensation Cost of stock issued and options granted for services (in shares)																				1,200,000
Compensation Cost of stock issued and options granted for services	324,500																			1,200																			323,300
Amortized Compensation Cost of stock issued and options granted for services	759,795																																						759,795
Payment towards Stock Subscriptions	102,803																																																										102,803
Net Income (Loss)	(1,933,676)																																																									(1,933,676)
Ending Balance at Dec. 31, 2002	(147,815)																			30,920																			10,140,896																			(9,874,934)	(444,697)
Ending Balance (in shares) at Dec. 31, 2002																				30,920,280
Compensation Cost of stock issued and options granted for services (in shares)																				7,000,000
Compensation Cost of stock issued and options granted for services	140,000																			7,000																			133,000
Amortized Compensation Cost of stock issued and options granted for services	288,959																																						288,959
Payment towards Stock Subscriptions	69,201																																																									69,201
Net Income (Loss)	(1,391,519)																																																									(1,391,518)
Stock issued and options granted for services (in shares)																																1,140,000	4,000,000
Stock issued and options granted for services												140,700	80,000																			1,140	4,000																	139,560	76,000
Ending Balance at Dec. 31, 2003	(820,473)																			43,060																			10,778,415																			(11,266,452)	(375,496)
Ending Balance (in shares) at Dec. 31, 2003																				43,060,280
Stock issued (in shares)																											32,850,000		100,000
Stock issued								914,000		5,000																	32,850		100																881,150		4,900
Options exercised (in shares)																				5,866,000
Options exercised	254,100																			5,866																			248,234
Exercise of Warrants (in shares)																				1,462,000
Exercise of Warrants	72,100																			1,462																			71,638																				(1,000)
Payment towards Stock Subscriptions	18,750																																																										18,750
Net Income (Loss)	(1,552,008)																																																									(1,552,008)
Ending Balance at Dec. 31, 2004	(1,108,531)																			83,338																			11,984,337																			(12,818,460)	(357,746)
Ending Balance (in shares) at Dec. 31, 2004																				83,338,280
Stock issued (in shares)																											21,250,000		13,039,187	5,200,000
Stock issued								476,500		290,700																	21,250		13,039	5,200															455,250		277,661	28,800												(34,000)
Options exercised (in shares)																				1,800,000
Options exercised	45,000																			1,800																			43,200
Value of warrants granted pursuant to Joint Venture	499,733																																						499,733
Value of options granted for services	130,900																																						130,900
Reclassification of receivables against amounts owed	357,746																																																										357,746
Net Income (Loss)	(1,310,783)																																																									(1,310,783)
Stock issued (in shares)																																		5,833,331
Stock issued														137,833																				5,833																		132,000
Ending Balance at Dec. 31, 2005	(480,902)																			130,460																			13,551,881																			(14,129,243)	(34,000)
Ending Balance (in shares) at Dec. 31, 2005																				130,460,798
Stock issued (in shares)																																			5,500,000																											1,000,000
Stock issued															107,500	19,000																			5,500																		102,000	19,000								1,000
Options exercised (in shares)																											1,000,000		3,000,000
Options exercised								1,000		75,000																	1,000		3,000																		72,000
Exercise of Warrants (in shares)																				6,000,000
Exercise of Warrants																				6,000
Payment towards Stock Subscriptions	34,000																																																										34,000
Capital contributed by shareholder	3,000																																						3,000
Cancellation of Joint Venture with Globe	(625,066)																																						(625,066)
Common stock issued to Globe then returned to treasury (in shares)																				(500,000)
Common stock issued to Globe then returned to treasury	(12,500)																			(500)																			(12,000)
Compensation cost for option price reduction																																							50,000
Net Income (Loss)	(598,302)																																																									(598,302)
Ending Balance at Dec. 31, 2006	(1,427,270)																			145,460																			13,160,815																			(14,727,545)			1,000
Ending Balance (in shares) at Dec. 31, 2006																				145,460,798																																									1,000,000
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20) (in shares)																				(138,187,826)
From the exercise of Issuance of Common Stock: Reverse stock split (1 for 20)																				(138,188)																			138,188
Stock issued (in shares)																											1,225,000		845,000
Stock issued								390,000		300,000																	1,225		845																388,775		299,155
Options exercised (in shares)																				125,000
Options exercised	10,000																			125																			9,875
Stock compensation	223,246																																						223,246
Exercise of Warrants (in shares)																				345,662
Exercise of Warrants	6,914																			346																			6,568
Issuance of restricted stock (in shares)																				40,000
Issuance of restricted stock	10,000																			40																			9,960
Net Income (Loss)	(4,475,017)																																																									(4,475,017)
Stock issued (in shares)																																				8,273,788
Stock issued																	3,309,515																			8,274																			3,301,241
unknown	(7,000)
Ending Balance at Dec. 31, 2007	(1,645,612)																			18,127																			17,537,824																			(19,202,562)			1,000
Ending Balance (in shares) at Dec. 31, 2007																				18,127,422																																									1,000,000
Stock issued (in shares)																											1,419,704		4,720,978		271,491
Stock issued								259,920		304,823	133,030																1,419		4,722		271														258,501		300,101		132,759
Options exercised (in shares)																				2,300,000
Options exercised	397,617																			2,300																			395,317
Stock compensation	342,801																																						342,801
Net Income (Loss)	(1,335,154)																																																									(1,335,154)
Stock issued (in shares)																																				43,600
Stock issued																	12,208																			44																			12,164
Ending Balance at Dec. 31, 2008	(1,740,142)																			26,883																			18,769,691																			(20,537,716)			1,000
Ending Balance (in shares) at Dec. 31, 2008																				26,883,195																																									1,000,000
Stock issued (in shares)																													7,954,424		271,491				2,049,704																											1,500,000
Stock issued										1,503,705	133,030				589,220	268,500													7,954		271				2,049												1,495,751		132,759				587,171	268,500								1,500
Options exercised (in shares)																				6,751,250
Options exercised	2,374,540																			6,751																			2,367,789
Stock compensation	342,801																																						342,801
Acquired deficit of former Minority interest now Owned 100%	(209,776)																																						(209,776)
Net Income (Loss)	(2,463,751)																																																									(2,463,751)
Stock issued (in shares)																																				43,600
Stock issued																	12,208																			44																			12,164
Ending Balance at Dec. 31, 2009	(448,786)																			35,198																			22,515,983																			(23,001,467)			1,500
Ending Balance (in shares) at Dec. 31, 2009																				35,197,891																																									1,500,000
Stock issued (in shares)																											2,194,890		4,810,287		799,441
Stock issued								560,773		1,529,991	491,166																2,195		4,810		799														558,578		1,525,181		490,367
Options exercised (in shares)																				150,000
Options exercised	37,500																			150																			37,350
Exercise of Warrants (in shares)																				117,400
Exercise of Warrants	58,700																			117																			58,583
Treasury Stock	(969)																																																										(969)
Net Income (Loss)	(2,575,284)																																																									(2,575,284)
Ending Balance at Dec. 31, 2010	$ (347,080)																			$ 42,869																			$ 25,186,270																			$ (25,576,751)	$ (969)		$ 1,500
Ending Balance (in shares) at Dec. 31, 2010																				42,869,909																																									1,500,000